Document and Entity Information	Dec. 23, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2025
Entity Registrant Name	Grayscale Horizen Trust (ZEN)
Entity Central Index Key	0001748945
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Securities Act File Number	000-56435
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-6217411
Entity Address, Address Line One	c/o Grayscale Investments Sponsors, LLC
Entity Address, Address Line Two	290 Harbor Drive, 4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Grayscale Horizen Trust (ZEN) Shares
Trading Symbol	HZEN
Current Fiscal Year End Date	--12-23